Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Property and Equipment, Net

The following table sets forth the composition of the Company’s property and equipment at June 30, 2011 and December 31, 2010:

	June 30, 2011	Dec. 31, 2010
	(unaudited)
Equipment	$18,690	$18,690
Furniture and fixtures	9,156	9,156
Vehicles	82,908	91,785
Accumulated depreciation	(70,608)	(65,350)
Total property and equipment, net	$40,146	$54,281

Depreciation expense for the six month periods ended June 30, 2011 and 2010 was $10,871 and $12,601 respectively. In March 2011, the Company disposed of one of its vehicles. As a result of the transaction, the Company received cash proceeds of $250 and recorded a loss of $3,014.

The following table sets forth the composition of the Company’s property and equipment at December 31, 2010 and 2009:

	2010	2009

Equipment	$18,690	$48,925
Furniture and fixtures	9,156	9,156
Vehicles	91,785	50,654
Accumulated depreciation	(65,350)	(66,707)
Total property and equipment, net	$54,281	$42,028

Depreciation expense for the years ended December 31, 2010 and 2009 was $26,377 and $21,747, respectively.